Income taxes (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 759,000,000	$ 715,000,000	$ 958,000,000
Additions for tax positions related to current year	58,000,000	63,000,000	64,000,000
Additions for tax positions related to prior years	84,000,000	52,000,000	178,000,000
Reductions for tax positions related to prior years	(31,000,000)	(31,000,000)	(266,000,000)
Reductions for settlements	(18,000,000)	(15,000,000)	(191,000,000)
Reductions for expiration of statute of limitations	(6,000,000)	(25,000,000)	(28,000,000)
Unrecognized tax benefits, ending	846,000,000	759,000,000	715,000,000
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	804,000,000	726,000,000	669,000,000
Interest and penalties, recognized	3,000,000	7,000,000	(114,000,000)
Interest and penalties, accrued	61,000,000	59,000,000	134,000,000
Income tax examination, proposed liability increase/(decrease)	1,000,000,000
Income tax adjustment	$ 125,000,000
Length of time tax years subject to examination, minimum	3 years
Length of time tax years subject to examination, maximum	8 years